Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Cash and Cash Equivalents
Cash and cash equivalents as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Cash and deposits	¥2,017,247	¥2,037,392
Cash equivalents	655,106	720,628

Total	¥2,672,353	¥2,758,020